Offerings - Offering: 1	Feb. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Ameren Corporation's 5.375% Senior Notes due 2035
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,665,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,620.61
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" exhibit in Ameren Corporation's Registration Statement on Form S-3 (File No. 333-274977), which was filed on October 13, 2023.